Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

Note 15 – Segment Information

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and Chief Operating Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to similar customer base and similarities in economic characteristics: nature of services; and procurement and distribution processes.

By Geography:

	For the period six months ended June 30, 2022
	BVI		Malaysia	Total

Revenues		$-	$273,688	$273,688
Cost of revenues		-	$(147,574)	$(147,574)
Other Income		$-	$197	$197
Administrative expenses		$(3,280)	$(523,852)	$(527,132)
Marketing and distribution expenses		$-	$(12,529)	$(12,529)
Other expenses		$-	$(4,668)	$(4,668)
Finance cost	$		$(7,108)	$(7,108)
Net (loss) before taxation		$(3,280)	$(421,846)	$(425,126)

Total assets		$(300)	$1,266,889	$1,266,589
Total liabilities		$23,059	$745,298	$768,357

	For the period six months ended June 30, 2021
	BVI	Malaysia	Total

Revenues	$-	$-	$-
Cost of revenues	-	-	-
Other Income	$-	$9,117	$9,117
Administrative expenses	$(6,430)	$(151,497)	$(157,927)
Other expenses	$-	$-	$-
Net (loss) before taxation	$(6,430)	$(142,380)	$(148,810)

Total assets	$-	$147,856	$147,856
Total liabilities	$6,529	$25,384	$31,913

	For the year ended December 31, 2021
	BVI	Malaysia	Total

Revenues	$-	$73,201	$73,201
Cost of revenues	-	-	-
Other Income	$250	$15,625	$15,875
Administrative expenses	$(24,080)	$(387,676)	$(411,756)
Other expenses	$(17)	$(7,986)	$(8,003)
Net (loss) before taxation	$(23,847)	$(306,836)	$(330,683)

Total assets	$-	$1,447,738	$1,447,738
Total liabilities	$20,079	$1,443,923	$1,464,002

*Revenues and costs are attributed to countries based on the location of customers.

Note 14 – Segment Information

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and Chief Operating Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to similar customer base and similarities in economic characteristics: nature of services; and procurement and distribution processes.

By Geography:

	For the year ended December 31, 2021
	BVI	Malaysia	Total

Revenues	$-	$73,201	$73,201
Cost of revenues	-	-	-
Other Income	$250	$15,625	$15,875
Administrative expenses	$(24,080)	$(387,676)	$(411,756)
Other expenses	$(17)	$(7,986)	$(8,003)
Net income (or loss) before taxation	$(23,847)	$(306,836)	$(330,683)

Total assets	$-	$1,447,738	$1,447,738
Total liabilities	$20,079	$1,443,923	$1,464,002

*Revenues and costs are attributed to countries based on the location of customers.